Equity - Schedule of Capital Surplus (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Arising from issuance of new share capital	$ 105,143,362	$ 105,143,362
Arising from employee share options	6,358,821	6,316,310
Total	$ 111,502,183	$ 111,459,672